GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill
The changes in the carrying amount of goodwill for the years ended December 31 were as follows:

	2018	2017
Balance at beginning of year	$218,516	$154,114
Goodwill acquired (note 5(b) and 5(c))	1,016	51,848
Disposal of assets of a business unit	(2,073)	—
Foreign currency translation adjustments	(6,385)	12,554
	$211,074	$218,516

OEM Solutions	$107,268	$111,348
Enterprise Solutions	26,988	27,405
IoT Services	76,818	79,763
	$211,074	$218,516